General Information, Statement of Compliance and Basis of Presentation	12 Months Ended
Dec. 31, 2025
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General Information, Statement of Compliance and Basis of Presentation
Note 2. General Information, Statement of Compliance and Basis of Presentation

General principles
The statement of consolidated financial position as of and for the years ended December 31, 2025 and 2024, the statements of consolidated operations, the statements of consolidated comprehensive income (loss), the statements of consolidated changes in shareholders’ equity and the statements of consolidated cash flows for the years ended December 31, 2025, 2024 and 2023, and related notes to financial statements were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on March 31, 2026.
All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.
The preparation of the consolidated financial statements in accordance with IFRS ® Accounting Standards requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2. - Use of judgement, estimates and assumptions for additional information).
The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of some financial assets and liabilities, which are measured at fair value.
The Company has prepared these consolidated financial statements in accordance with International Financial Reporting Standards as adopted by the European Union and IFRS ® Accounting Standards as issued by the International Accounting Standard Board (‘IASB’).
The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2025 are identical to those used for the previous year except for the standards listed below that required adoption in 2025.
Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2025
The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2025 in the European Union primarily concern:
■Amendment to IAS 21 Lack of Exchangeability, the Effects of Changes in Foreign Exchange Rates.
This amendment has no material impact on the consolidated financial statements of the Company for the year ended December 31,2025.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory
The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable are:
■Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments – as of January 1, 2026
■Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity – as of January 1, 2026
■Annual Improvements to IFRS Accounting Standards, as of January 1, 2026– Amendments to:
•IFRS 1 First-time Adoption of International Financial Reporting Standards;
•IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
•IFRS 9 Financial Instruments;
•IFRS 10 Consolidated Financial Statements; and
•IAS 7 Statement of Cash flows
■New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027. The Company is continuing to assess the potential impacts of adopting IFRS 18. At this stage, it does not expect the application of this new standard to have a significant impact on its financial statements.
■New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures– as of January 1, 2027
■Amendments to IAS 21 - Translation to a Hyperinflationary Presentation Currency – as of January 1, 2027
The Company is currently assessing the applicability and impact of these new standards, interpretations and amendments.
The Company elected to not adopt early new standards, amendments or interpretations which application was not yet mandatory for the year ended December 31, 2025.

Going concern
The Company has prepared its consolidated financial statements assuming that it will continue as a going concern.
From inception, the Company has financed its growth through successive capital increases, debt, collaboration and license agreements and payment of research tax credit (CIR) receivables. The Company continues to pursue its research and development activities.
The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development spanning multiple years. The Company does not expect to generate revenue from product sales in the near future. Therefore, the Company cannot assure that it will ever be profitable or generate positive cash flow from operating activities.
Furthermore, the Company may face unforeseen challenges, complications, development delays, and other unknown factors that may incur additional expenses.
The Company recorded net losses of €24.0 million in 2025, cumulative losses totaling €400.8 million since inception, inclusive of the 2025 net loss. For the year ended December 31, 2025 the Company generated positive cash flows of €3.0 million and has a cash and cash equivalents closing balance of €52.8 million at closing date.
Based on the Company’s cash and cash equivalent balance at December 31, 2025, the Company projects that it has sufficient liquidity to meet its obligations as they become due in the normal course of business for at least the next 12 months from the authorization date of these financial statements. Accordingly, Management has determined there is no substantial doubt regarding the Company's ability to continue as a going concern.